Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Commitments and Contingencies
Summary of future minimum lease payments under noncancellable operating leases and capital lease payments

	Capital	Operating
	leases	leases
Year ending December 31:
2021	$8,572	$874,490
2022	36,736	3,430,762
2023	36,736	3,151,293
2024	30,614	2,673,093
2025	—	2,141,122
Thereafter	—	1,674,718
Total minimum lease payments	$112,658	$13,945,478
Less: amount representing interest (6% interest rate)	(8,286)
Present value of net minimum capital lease payments	104,372
Less current installments of obligations under capital leases	(32,344)
Obligations under capital leases, excluding current installments	$72,028

	Capital	Operating
	leases	leases
Year ending December 31:
2021	$36,736	$3,095,533
2022	36,736	2,831,516
2023	36,736	2,559,759
2024	30,614	2,060,385
2025	—	1,510,935
Thereafter	—	793,363
Total minimum lease payments	$140,822	$12,851,491
Less: amount representing interest (6% interest rate)	(12,587)
Present value of net minimum capital lease payments	128,235
Less current installments of obligations under capital leases	(31,191)
Obligations under capital leases, excluding current installments	$97,044